File Nos. 333-76651, 811-093011

     As filed with the Securities and Exchange Commission on August 26, 2004

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]
                         Pre-Effective Amendment No. __
                         Post-Effective Amendment No. 10
                                     and/or
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
                                Amendment No. 13
                        (CHECK APPROPRIATE BOX OR BOXES.)

                       -----------------------------------
                      TIAA-CREF Institutional Mutual Funds
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                730 Third Avenue
                          New York, New York 10017-3206
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 842-2733

                                 Lisa Snow, Esq.
                      TIAA-CREF Institutional Mutual Funds
                                730 Third Avenue
                          New York, New York 10017-3206
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                    COPY TO:
                              Steven B. Boehm, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
    As soon as practicable after effectiveness of the Registration Statement.

                            It is proposed that this filing will become
effective (check appropriate box):

[ ] Immediately upon filing pursuant to paragraph (b)
[X] On September 30, 2004 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] On (date) pursuant to paragraph (a)(1)
[ ] On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:
[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Prospectuses and Statements of Additional Information for the investment portfolios of the TIAA-CREF Institutional Mutual Funds, dated February 1, 2004, as filed on February 5, 2004 pursuant to Rule 497 under the Securities Act of 1933, and dated August __, 2004, as filed on May 18, 2004 pursuant to Rule 485(a) under the Securities Act of 1933 (File No. 333-76651), are hereby incorporated by reference to this post-effective amendment, but are not being updated by this filing.

PART C:                        OTHER INFORMATION


ITEM 22.     FINANCIAL STATEMENTS

          The audited financial statements and statements of investments of TIAA-CREF Institutional Mutual Funds for the year ended September 30, 2003 are incorporated into Part B of the Registration Statement by reference to the Funds' Annual Report to Shareholders, filed with the Securities and Exchange Commission on Form N-CSR pursuant to Rule 30d-1 under the Investment Company Act of 1940 on December 3, 2003.

ITEM 23.     EXHIBITS

(a)      (1) Declaration of Trust, dated as of April 15, 1999.1/

         (2) Declaration of Trust, dated as of April 15, 1999, as amended.*

(b)      Registrant has adopted no bylaws.

(c) The relevant portions of Registrant's Declaration of Trust are incorporated herein by reference to Exhibit (a) above.

(d)      (1) Investment Management Agreement by and between Registrant and Teachers Advisors, Inc. ("Advisors"), dated as of June 1, 1999.(2/)

         (2) Amendment to the Investment Management Agreement by and between Registrant and Advisors, dated as of September 3, 2002.(4/)

         (3) Form of Expense Reimbursement Agreement between the Funds and Teachers Advisors, Inc.(5/)

         (4) Amendment to Investment Management Agreement by and between Registrant and Teachers Advisors, Inc. ("Advisors"), dated as of August 1, 2004.*

(e)      (1) Distribution Agreement by and between Registrant and
             Teachers Personal Investors Services, Inc. ("TPIS"), dated as of June 1, 1999.(2/)

         (2) Selling Agreement by and between TPIS and TIAA-CREF Individual & Institutional Services, Inc. ("Services"), dated as of June 1, 1999.(3/)

         (3) Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of September 3, 2002.(4/)

         (4) Amendment to Distribution Agreement by and between Registrant and TPIS, dated as of August 1, 2004.*

(f)      (1) TIAA and CREF Non-Employee Trustee and Member, and
             TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Long-Term Compensation Plan, as of January 1, 1998, as amended.(5/)

         (2) TIAA and CREF Non-Employee Trustee and Member, and TIAA-CREF Mutual Funds and TIAA-CREF Institutional Mutual Funds Non-Employee Trustee, Deferred Compensation Plan, as of June 1, 1998, as amended.(5/)

(g)      (1) Custodian Agreement by and between Registrant and State
             Street Bank and Trust Company ("State Street"), dated as of June 11, 1999.(3/)

         (2) Custodian Agreement by and between Registrant and JPMorgan Chase Bank ("JPMorgan"), dated as of July 1, 2002.(4/)

         (3) Amendment to the Custodian Agreement by and between Registrant and JPMorgan, dated August 26, 2002.(4/)

(h)      (1) Administration Agreement by and between Registrant and State
             Street, dated as of July 1, 1999.(3/)

         (2) Transfer Agency Agreement by and between Registrant and Boston Financial Data Services, Inc., dated as of July 1, 1999.(3/)

         (3) Transfer Agency and Service Agreement by and between Registrant and Boston Financial Data Services, Inc., dated as of July 1, 2002.(4/)

         (4) Service Agreement by and between Registrant and Advisors, dated as of May 22, 2002, as amended February 19, 2003 (5/) and as amended August 1, 2004.*

(i)      Opinion and Consent of George W. Madison, Esq.*

(j)      (1) Consent of Sutherland Asbill & Brennan LLP.*

         (2) Consent of Ernst & Young LLP.*

(k)      Not applicable.

(l)      (1) Seed Money Agreement by and between Registrant and Teachers
             Insurance and Annuity Association of America ("TIAA"), dated as of June 1, 1999.(3/)

         (2) Seed Money Agreement by and between Registrant and TIAA, dated as of August 1, 2002.(4/)

         (3) Seed Money Agreement by and between Registrant and TIAA, dated as of August 1, 2004. (*/)

(m) Distribution Plan of Registrant adopted pursuant to Rule 12b-1 of the Investment Company Act of 1940 (the "1940 Act"), dated August 1, 2004.*

(n) Multiple Class Plan of Registrant adopted pursuant to Rule 18f-3 of the 1940 Act.(4/)

(p)      Policy Statement on Personal Trading (For Non-Restricted Areas)*

(1/) Incorporated herein by reference to the initial registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on April 20, 1999.

(2/) Incorporated herein by reference to Pre-Effective Amendment No. 1 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 11, 1999.

(3/) Incorporated herein by reference to Pre-Effective Amendment No. 2 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on June 24, 1999.

(4/) Incorporated herein by reference to Post-Effective Amendment No. 5 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on September 27, 2002.

(5/) Incorporated herein by reference to Post-Effective Amendment No. 7 to the registration statement on Form N-1A (File No. 333-76651) as filed with the Commission on January 30, 2004.

*     To be filed by amendment.

ITEM 24.     PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

         As the ultimate parent, holding indirectly 100% of the voting securities of Advisors, investment adviser of Registrant, TIAA may be deemed to control Registrant (although Registrant does not concede such control). As the beneficial owner of more than 25% of the voting securities of one or more Funds (pursuant to the Seed Money Agreement), TIAA controls Registrant. Therefore, persons directly or indirectly controlled by TIAA may be deemed to be under common control with Registrant.


2 LPPA, LLC
485 Properties, LLC
730 Texas Forest Holdings, Inc.
730 Texas Forest Holdings II, Inc.
Bethesda ARC, LLC
Bisys Crossings I, LLC

College Credit Trust
CTG & P, LLC
DAN Properties, Inc.
ETC Repackaging, Inc.
GA-Buckhead, L.L.C.
IL-161 Clark Street, L.L.C.
Illinois Teachers Properties, LLC
JV Florida One, Inc.
JV Florida Four, Inc.
JV Georgia One, Inc.
JV Minnesota One, Inc.
JV North Carolina One, Inc.
JWL Properties, Inc.
Liberty Place Retail, Inc.
Light St. Partners LLP
M.O.A. Enterprises, Inc.
MOA Investors I, Inc.
NCDC Funding, LLC
ND Properties, Inc.
One Boston Place, LLC
One Boston Place Real Estate Investment Trust
Rouse-Teachers Holding Company
Rouse-Teachers Land Holdings, Inc.
Savannah Teachers Properties, Inc.
T114 Properties, Inc.
T-C Sports Co., Inc.
TCT Holdings, Inc.
T-Investment Properties Corp.
T-Land Corp.
Teachers Advisors, Inc.
Teachers Boca Properties II, Inc.
Teachers Boca Properties III, Inc.
Teachers Concourse, LLC
Teachers Mayflower, LLC
Teachers Michigan Properties, Inc.
Teachers Pennsylvania Realty, Inc.
Teachers Personal Investors Services, Inc.
Teachers Properties, Inc.
Teachers REA, LLC
Teachers REA II, LLC
Teachers REA III, LLC
Teachers REA IV, LLC
Teachers West, LLC
Ten Westport I, LLC

Ten Westport II, LLC
TIAA Advisory Services, LLC
TIAA Bay Isle Key II Member, LLC
TIAA Bay Isle Key II, LLC
TIAA Canada Retail Business Trust
TIAA CMBS I, LLC
TIAA Diamond Investor, LLC
TIAA European Funding Trust
TIAA Financial Services, LLC
TIAA Florida Mall, LLC
TIAA Franklin Square, LLC
TIAA-Fund Equities, Inc.
TIAA Global Markets, Inc.
TIAA Lakepointe, LLC
TIAA Miami International Mall, LLC
TIAA Realty, Inc.
TIAA Realty Capital Management, LLC
TIAA Retail Commercial LLC
TIAA SF One, LLC
TIAA Timberlands I, LLC
TIAA Timberlands II, LLC
TIAA The Reserve II Member, LLC
TIAA The Reserve II, LLC
TIAA Tri-State, LLC
TIAA West Town Mall, LLC
TIAA-CREF Enterprises, Inc.
TIAA-CREF Individual & Institutional Services, LLC
TIAA-CREF Investment Management, LLC
TIAA-CREF Life Insurance Company
TIAA-CREF Trust Company, FSB
TIAA-CREF Tuition Financing, Inc.
TREA Rockville, LLC
Twenty Westport I, LLC
Twenty Westport II, LLC
WRC Properties, Inc.


NOTES

(1):  All subsidiaries are Delaware entities except as follows:

      a) Maryland entities: Light Street Partners, LLP, Rouse-Teachers Land Holdings, Inc. and One Boston Place Real Estate Investment Trust

      b) New York entities: College Credit Trust and TIAA-CREF Life Insurance Company

      c) Pennsylvania non-stock, non-profit corporations: Liberty Place Retail, Inc. and Teachers

           Pennsylvania Realty, Inc.

      d)   TIAA-CREF Trust Company, FSB is a Federal Savings Bank

      e)   Rouse-Teachers Holding Company is a Nevada corporation

(2): ND Properties, Inc. wholly or partially owns interests in two Delaware entities and eighteen foreign entities.


ITEM 25.     INDEMNIFICATION

         As a Delaware business trust, Registrant's operations are governed by its Declaration of Trust dated as of April 15, 1999 (the "Declaration"). Generally, Delaware business trust shareholders are not personally liable for obligations of the Delaware business trust under Delaware law. The Delaware Business Trust Act (the "DBTA") provides that a shareholder of a trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit Delaware corporations. Registrant's Declaration expressly provides that it has been organized under the DBTA and that the Declaration is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as Registrant, might become a party to an action in another state whose courts refuse to apply Delaware law, in which case Registrant's shareholders could be subject to personal liability.

         To protect Registrant's shareholders against the risk of personal liability, the Declaration (i) contains an express disclaimer of shareholder liability for acts or obligations of Registrant and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by Registrant or its trustees; (ii) provides for the indemnification out of Registrant's property of any shareholders held personally liable for any obligations of Registrant or any series of Registrant; and (iii) provides that Registrant shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of Registrant and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss beyond his or her investment because of shareholder liability is limited to circumstances in which all of the following factors are present: (i) a court refuses to apply Delaware law; (ii) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (iii) Registrant itself would be unable to meet its obligations. In the light of Delaware law, the nature of Registrant's business and the nature of its assets, the risk of personal liability to a shareholder is remote.

         The Declaration further provides that Registrant shall indemnify each of its trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such trustee or officer, directly or indirectly, by reason of being or having been a trustee or officer of Registrant. The Declaration does not authorize Registrant to indemnify any trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

         Insofar as indemnification for liability arising under the Securities Act of 1933 (the "1933 Act") may be permitted to trustees, officers and controlling persons, or otherwise, Registrant has been advised that in the opinion of the Commission such indemnification may be against public policy as expressed in the 1993 Act and may be, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.     BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         Teachers Advisors, Inc. ("Advisors") also provides investment management services to TIAA-CREF Life Funds, TIAA-CREF Mutual Funds and TIAA Separate Account VA-1. The directors of Advisors are Scott C. Evans, Erwin W. Martens and Elizabeth A. Monrad. Mr. Evans is a Manager of TIAA Investment Management, LLC. He is also Chief Investment Officer of TIAA and CREF.

ITEM 27.     PRINCIPAL UNDERWRITERS

         TPIS acts as the principal underwriter for the Registrant. TPIS also acts as the principal underwriter for TIAA-CREF Mutual Funds and TIAA-CREF Life Funds. The officers of TPIS and their positions and offices with TPIS and the Registrant are listed in Schedule A of Form BD as currently on file with the Commission (File No. 8-47051), the text of which is hereby incorporated by reference.

ITEM 28.     LOCATION OF ACCOUNTS AND RECORDS

         All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder will be maintained at the Registrant's home office, 730 Third Avenue, New York, NY 10017-3206, at other offices of the Registrant located at 750 Third Avenue and 485 Lexington Avenue, both in New York, NY 10017-3206, and at the offices of the Registrant's custodian, JPMorgan Chase Bank, 4 Chase MetroTech Center, Brooklyn, NY 11245. In addition, certain duplicated records are maintained at Pierce Leahy Archives, 64 Leone Lane, Chester, NY 10918.

ITEM 29.     MANAGEMENT SERVICES

         Not Applicable.

ITEM 30.     UNDERTAKINGS

         Not Applicable.

                                   SIGNATURES

         As required by the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Institutional Mutual Funds certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the City of New York and State of New York on the 26th day of August, 2004.


                      TIAA-CREF INSTITUTIONAL MUTUAL FUNDS


                      By:  /s/ Bertram L. Scott
                           --------------------------------------------
                           Name: Bertram L. Scott
                           Title: Executive Vice President and
                                  Principal Executive Officer

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                   Title                                Date
---------                   -----                                ----

/s/ Bertram L. Scott        Executive Vice President             August 26, 2004
---------------------       (Principal Executive Officer)
Bertram L. Scott


/s/ Elizabeth A. Monrad     Executive Vice President             August 26, 2004
------------------------    (Principal Financial Officer and
Elizabeth A. Monrad         Principal Accounting Officer)


SIGNATURE OF TRUSTEE                  DATE                SIGNATURE OF TRUSTEE                 DATE
-------------------                   ----                --------------------                 ----
          *                  August 26, 2004                         *                     August 26, 2004
---------------------------                               ---------------------------
Willard T. Carleton                                       Bridget A. Macaskill

          *                  August 26, 2004                         *                     August 26, 2004
---------------------------                               ---------------------------
Martin J. Gruber                                          Stephen A. Ross

          *                  August 26, 2004                         *                     August 26, 2004
---------------------------                               ---------------------------
Nancy L. Jacob                                            Maceo K. Sloan

          *                  August 26, 2004
---------------------------                               ---------------------------
Bevis Longstreth                                          Ahmed H. Zewail

*/s/ Stewart P. Greene           Stewart P. Greene           August 26, 2004
----------------------           as attorney-in-fact